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<FILENAME>2Q2012Rockwood13F.txt

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F


                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment |_|; Amendment Number: _____
   This Amendment (Check only one.):  |_| is a restatement.
                                      |_| adds new holdings entries.


Institutional Investment Manager Filing this Report:

   Name:                  Rockwood Investment Management, Inc.

   Address:               35 Mason Street, 4th Floor
                          Greenwich, CT 06830

   Form 13F File Number:  028-11709

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:                  Jay Buck
   Title:                 President
   Phone:                 203-625-0047

   Signature, Place, and Date of Signing:

     /s/ Jay Buck                Greenwich, CT               08/14/12
     ----------------------      --------------------        --------
     (Signature)                 (City, State)               (Date)


Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                   FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:			42

Form 13F Information Value Total (thousands):		$46,590


List of Other Included Managers:			NONE

Form 13F-HR Information Table



				TITLE OF		    VALUE     SHARES/  SH/ PUT/ INVSTMT    OTHER	VOTING AUTHORITY
	NAME OF ISSUER		CLASS		CUSIP	   (x$1000)   PRN AMT  PRN CALL DSCRETN   MANAGERS SOLE    SHARED    NONE
-------------------- 		--------- 	---------  --------   -------- --- ---- ------- ---------- -------- -------- --------
AGIC EQUITY & CONV INCOME FD	COM		00119P102	242	14672	SH	Sole		   14672	0	0
ALPINE GLOBAL PREMIER PPTYS	COM SBI		02083A103	250	39552	SH	Sole		   39552	0	0
AMERICAN STRATEGIC INCOME II	COM		03009T101	379	53900	SH	Sole		   53900	0	0
BERKSHIRE HATHAWAY INC DEL	CL B NEW	084670702	333	4000	SH	Sole		   4000	0	0
BLACKROCK ENHANCED EQT DIV T	COM		09251A104	1687	233000	SH	Sole		   233000	0	0
BLACKROCK ENHANCED GOVT FD I	COM		09255K108	2796	183943	SH	Sole		   183943	0	0
BLACKROCK INTL GRWTH & INC T	COM BENE INTER	092524107	1282	180000	SH	Sole		   180000	0	0
BOULDER GROWTH & INCOME FD I	COM		101507101	589	96871	SH	Sole		   96871	0	0
BOULDER TOTAL RETURN FD INC	COM		101541100	538	32500	SH	Sole		   32500	0	0
CAZADOR ACQUISITION CORPORAT	SHS		G19867103	484	50000	SH	Sole		   50000	0	0
CAZADOR ACQUISITION CORPORAT	*W EXP
				99/99/999	G19867129	6	39800	SH	Sole		   39800	0	0
CENTRAL SECS CORP		COM		155123102	469	23131	SH	Sole		   23131	0	0
CHIMERA INVT CORP		COM		16934Q109	590	250000	SH	Sole		   250000	0	0
CLOUGH GLOBAL EQUITY FD		COM		18914C100	1025	84770	SH	Sole		   84770	0	0
CLOUGH GLOBAL OPPORTUNITIES	SH BEN INT	18914E106	1934	179938	SH	Sole		   179938	0	0
CORNERSTONE PROGRESSIVE RTN	COM		21925C101	2644	498919	SH	Sole		   498919	0	0
CORNERSTONE STRATEGIC VALUE	COM NEW		21924B203	1390	195000	SH	Sole		   195000	0	0
CORNERSTONE TOTAL RTRN FD IN	COM NEW		21924U201	160	25000	SH	Sole		   25000	0	0
EATON VANCE RISK MNGD DIV EQ	COM		27829G106	820	80000	SH	Sole		   80000	0	0
EATON VANCE TAX MNGD GBL DV	COM		27829F108	2341	282100	SH	Sole		   282100	0	0
EATON VANCE TX ADV GLB DIV O	COM		27828U106	1745	96826	SH	Sole		   96826	0	0
EATON VANCE TX MGD DIV EQ IN	COM		27828N102	2214	244128	SH	Sole		   244128	0	0
EATON VANCE TXMGD GL BUYWR O	COM		27829C105	1362	130000	SH	Sole		   130000	0	0
FIFTH STREET FINANCE CORP	COM		31678A103	2745	275000	SH	Sole		   275000	0	0
FIRST TR ACTIVE DIVID INCOME	COM		33731L100	226	29096	SH	Sole		   29096	0	0
FIRSTHAND TECH VALUE FD INC	COM		33766Y100	290	16400	SH	Sole		   16400	0	0
FLAGSTAR BANCORP INC		COM NEW		337930507	65	76900	SH	Sole		   76900	0	0
GABELLI HLTHCARE & WELLNESS	SHS		36246K103	752	89475	SH	Sole		   89475	0	0
GSV CAP CORP			COM		36191J101	372	40000	SH	Sole		   40000	0	0
INDIA FD INC			COM		454089103	1647	80800	SH	Sole		   80800	0	0
J F CHINA REGION FD INC		COM		46614T107	497	41000	SH	Sole		   41000	0	0
JOHN HANCOCK HDG EQ & INC FD	COM		47804L102	684	43537	SH	Sole		   43537	0	0
MADISON CLAYMORE CALL &EQTY	COM		556582104	192	25209	SH	Sole		   25209	0	0
MADISON STRTG SECTOR PREM FD	COM		558268108	680	61732	SH	Sole		   61732	0	0
MORGAN STANLEY EASTN EUR FD	COM		616988101	886	60000	SH	Sole		   60000	0	0
NEWCASTLE INVT CORP		COM		65105M108	6969	1040134	SH	Sole		   1040134	0	0
PENNANTPARK INVT CORP		COM		708062104	527	50900	SH	Sole		   50900	0	0
PETROLEUM & RES CORP		COM		716549100	240	10000	SH	Sole		   10000	0	0
PROCTER & GAMBLE CO		COM		742718109	245	4000	SH	Sole		   4000	0	0
RMR REAL ESTATE INCOME FUND	COM		76970B101	3604	216584	SH	Sole		   216584	0	0
THAI CAP FD INC			COM NEW		882905201	121	11000	SH	Sole		   11000	0	0
ZWEIG TOTAL RETURN FD INC	COM		989837109	568	46250	SH	Sole		   46250	0	0